COMMITMENTS AND CONTINGENT LIABILITIES (Litigation) (Details) SFr in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	Mar. 06, 2019 CHF (SFr)	Mar. 01, 2017 CHF (SFr)	Apr. 16, 2015 CHF (SFr)	Jun. 04, 2014 CHF (SFr)	Jan. 31, 2020 CHF (SFr)	Jun. 30, 2017 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Membership interest							100.00%
Option Agreement [Member] | Subsidiaries [Member] | CHF [Member]
Loss Contingencies [Line Items]
Amount paid to plaintiff	SFr 400
Swiss Pro Capital [Member] | Option Agreement [Member] | Subsidiaries [Member]
Loss Contingencies [Line Items]
Share capital percentage for which Company's subsidiary granted option to purchase	20.00%
Period of option to purchase shares by plaintiff	8 years
Derivative Claim [Member]
Loss Contingencies [Line Items]
Damages sought | $								$ 41,900
Derivative Claim [Member] | Shareholders [Member]
Loss Contingencies [Line Items]
Damages sought | $								$ 2,800
Tenant Claim [Member] | CHF [Member]
Loss Contingencies [Line Items]
Costs of the arbitration and lawyers' fees				SFr 17
Damages and unpaid amounts sought from tenant			SFr 961	SFr 53
Damages sought			SFr 157
Interest rate				5.00%
LEM [Member] | CHF [Member]
Loss Contingencies [Line Items]
Amount of settlement							SFr 43,750
Additional claim amount					SFr 1,189
Damages and unpaid amounts sought from tenant							SFr 168
Interest rate							5.00%
Percentage of reduced claims					16.94%
Rent deduction							SFr 714
Amount of settlement without VAT							700,000
Tenant [Member] | LEM [Member] | CHF [Member]
Loss Contingencies [Line Items]
Damages sought							69
Damages sought by the Company							3,094
Monthly rent		SFr 279					154
Reimbursement to tenant							SFr 2,400
Aberdeen Associates LLC [Member]
Loss Contingencies [Line Items]
Loan facility | $						$ 7,000
Loan term						5 years
Interest rate						5.00%